Debt - Summary of Future Annual Contractual Principal Payment Commitments of Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Mar. 31, 2023
Debt Instrument [Line Items]
Total	$ 1,793.5	$ 1,571.2
Less aggregate unamortized debt issuance costs	(10.2)	(7.5)
Total debt, net	1,783.3	1,563.7
Senior Credit Facilities
Debt Instrument [Line Items]
2025	860.3
2026	44.5
2027	888.7
2028	0.0
2029	0.0
Thereafter	0.0
Total	1,793.5		$ 1,259.9
Less aggregate unamortized debt issuance costs	(10.2)		(16.3)
Total debt, net	$ 1,783.3		1,243.6
Revolving Credit Facility | Senior Credit Facilities
Debt Instrument [Line Items]
Maturity Date	2026-04
2025	$ 0.0
2026	0.0
2027	575.0
2028	0.0
2029	0.0
Thereafter	0.0
Total	$ 575.0		0.0
Term Loan A | Senior Credit Facilities
Debt Instrument [Line Items]
Maturity Date	2026-04
2025	$ 41.1
2026	44.5
2027	313.7
2028	0.0
2029	0.0
Thereafter	0.0
Total	$ 399.3		428.2
Term Loan B | Senior Credit Facilities
Debt Instrument [Line Items]
Maturity Date	2025-03
2025	$ 819.2
2026	0.0
2027	0.0
2028	0.0
2029	0.0
Thereafter	0.0
Total	819.2		831.7
Starz Business of Lions Gate Entertainment Corp
Debt Instrument [Line Items]
Less aggregate unamortized debt issuance costs	(18.4)	$ (17.6)	$ (24.0)
Total debt, net	$ 696.6
Starz Business of Lions Gate Entertainment Corp | 5.5% Senior Notes
Debt Instrument [Line Items]
Maturity Date	2029-04
2025	$ 0.0
2026	0.0
2027	0.0
2028	0.0
2029	0.0
Thereafter	715.0
Total	$ 715.0